Summary of Earnings Per Share (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Basic earnings per share
Net income attributable to common shareholders	$ 10,219	$ 17,170
Weighted-average number of common shares outstanding (millions)	1,822.5	1,810.5
Basic earnings per share (Canadian dollars)	$ 5.61	$ 9.48
Diluted earnings per share
Net income available to common shareholders including impact of dilutive securities	$ 10,219	$ 17,170
Stock options potentially exercisable (millions)	1.9	3.1
Weighted-average number of common shares outstanding – diluted (millions)	1,824.4	1,813.6
Diluted earnings per share (Canadian dollars)	$ 5.6	$ 9.47
Average outstanding options excluded from calculation of diluted earnings per share	4.6	2.1
Weighted Average Exercise Price of Average Share Options Outstanding Excluded From Calculation of Earnings Per Share	$ 93.09	$ 95.33